Cover	Sep. 28, 2021
Cover [Abstract]
Entity Registrant Name	KENILWORTH SYSTEMS CORPORATION
Entity Central Index Key	0000055234
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 28, 2021
Entity Incorporation State Country Code	NY
Entity File Number	0-08962
Entity Tax Identification Number	84-1641415
Entity Address Address Line 1	185 Willis Avenue
Entity Address City Or Town	Mineola
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11501
City Area Code	516
Local Phone Number	741-1352
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false